Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Interest-bearing loans and borrowings
Schedule of interest bearing loans and borrowings

		Repayment	2023	2022	2021
		dates	$m	$m	$m
Current liabilities
Bank overdrafts		On demand	203	183	291
Other short-term borrowings excluding overdrafts			97	78	3
Collateral received from derivative counterparties			215	89	93
Lease liabilities			271	228	233
Floating rate notes	US dollars	2022	–	–	250
2.375% Callable bond	US dollars	2022	–	–	999
0.3% Callable bond	US dollars	2023	–	1,399	–
2023 Floating bank loan	US dollars	2023	–	2,000	–
Floating rate notes	US dollars	2023	–	400	–
3.5% Callable bond	US dollars	2023	–	849	–
7% Guaranteed debentures	US dollars	2023	–	294	–
0.75% Callable bond	euros	2024	995	–	–
0.7% Callable bond	US dollars	2024	1,600	–	–
2024 Floating rate bank loans	US dollars	2024	2,000	–	–
Other loans (including commercial paper)		Within one year	19	22	24
Total			5,400	5,542	1,893
Non-current liabilities
Lease liabilities			857	725	754
0.3% Callable bond	US dollars	2023	–	–	1,397
2023 Floating bank loan	US dollars	2023	–	–	1,998
Floating rate notes	US dollars	2023	–	–	400
3.5% Callable bond	US dollars	2023	–	–	848
7% Guaranteed debentures	US dollars	2023	–	–	320
0.75% Callable bond	euros	2024	–	957	1,014
0.7% Callable bond	US dollars	2024	–	1,598	1,598
2024 Floating bank loans	US dollars	2024	–	1,998	1,997
3.375% Callable bond	US dollars	2025	1,994	1,992	1,988
0.7% Callable bond	US dollars	2026	1,196	1,195	1,193
1.2% Callable bond	US dollars	2026	1,248	1,246	1,245
3.625% Callable bond	euros	2027	829	–	–
3.125% Callable bond	US dollars	2027	747	746	745
4.875% Callable bond	US dollars	2028	1,095	–	–
1.25% Callable bond	euros	2028	879	845	896
1.75% Callable bond	US dollars	2028	1,246	1,245	1,244
4% Callable bond	US dollars	2029	995	995	994
0.375% Callable bond	euros	2029	881	846	898
4.9% Callable bond	US dollars	2030	645	–	–
1.375% Callable bond	US dollars	2030	1,294	1,293	1,292
2.25% Callable bond	US dollars	2031	747	747	746
5.75% Non-callable bond	pound sterling	2031	444	420	470
3.75% Callable bond	euros	2032	827	–	–
4.875% Callable bond	US dollars	2033	497	–	–
6.45% Callable bond	US dollars	2037	2,725	2,724	2,724
4% Callable bond	US dollars	2042	989	988	988
4.375% Callable bond	US dollars	2045	981	981	980
4.375% Callable bond	US dollars	2048	738	737	737
2.125% Callable bond	US dollars	2050	487	487	486
3% Callable bond	US dollars	2051	735	735	734
Other loans	US dollars		146	190	202
Total			23,222	23,690	28,888
Total interest-bearing loans and borrowings[1,2]			28,622	29,232	30,781

1	All loans and borrowings above are unsecured. In previous years, there were current (2022: $22m; 2021: $24m) and non-current (2022: $181m; 2021: $188m) secured loans, both included within Other loans.
2	The $2bn USD 2024 floating rate bank loans pay interest rate based on compounded daily USD Secured Overnight Funding Rate (SOFR).

Schedule of reconciliation of interest bearing loans and borrowings

	Total	Total	Total
	loans and	loans and	loans and
	borrowings	borrowings	borrowings
	2023	2022	2021
	$m	$m	$m
At 1 January	29,232	30,781	20,380
Changes from financing cash flows
Issue of loans and borrowings	3,816	–	12,929
Repayment of loans and borrowings	(4,942)	(1,271)	(4,759)
Movement in short-term borrowings	161	74	(276)
Repayment of obligations under leases	(268)	(244)	(240)
Total changes in cash flows arising on financing activities from borrowings	(1,233)	(1,441)	7,654
Movement in overdrafts	20	(85)	31
New lease liabilities	444	253	503
Additions through business combinations	–	5	2,523
Exchange	187	(287)	(378)
Other movements	(28)	6	68
At 31 December	28,622	29,232	30,781

Schedule of comparison of carrying values and fair values of interest-bearing loans and borrowings

	Instruments		Instruments			Total
	designated		designated in		Amortised	carrying	Fair
	at fair value	[1]	cash flow hedge	[2]	cost	value	value
	$m		$m		$m	$m	$m
2021
Overdrafts	–		–		291	291	291
Lease liabilities due within one year	–		–		233	233	233
Lease liabilities due after more than one year	–		–		754	754	754
Loans and borrowings due within one year	–		–		1,369	1,369	1,378
Loans and borrowings due after more than one year	320		1,910		25,904	28,134	30,596
Total at 31 December 2021	320		1,910		28,551	30,781	33,252
2022
Overdrafts	–		–		183	183	183
Lease liabilities due within one year	–		–		228	228	228
Lease liabilities due after more than one year	–		–		725	725	725
Loans and borrowings due within one year	294		–		4,837	5,131	5,105
Loans and borrowings due after more than one year	–		1,802		21,163	22,965	21,657
Total at 31 December 2022	294		1,802		27,136	29,232	27,898
2023
Overdrafts	–		–		203	203	203
Lease liabilities due within one year	–		–		271	271	271
Lease liabilities due after more than one year	–		–		857	857	857
Loans and borrowings due within one year	–		995		3,931	4,926	4,887
Loans and borrowings due after more than one year	–		2,535		19,830	22,365	21,769
Total at 31 December 2023	–		3,530		25,092	28,622	27,987

1	Instruments designated at FVPL include the US dollar 7% guaranteed debentures which matured on 15 November 2023.
2Instruments designated in cash flow hedges are our euro 500m 0.25% Callable bond which matured in 2021, our euro 900m 0.75% 2024 Callable bond, our euro 750m 3.625% 2027 Callable bond, our euro 800m 1.25% 2028 Callable bond, and our euro 750m 3.75% 2032 Callable bond.

Schedule of interest rates used to discount future cash flows for fair value adjustments

			2023				2022			2021
Loans and borrowings	n/a	to	n/a	[1]	4.3%	to	4.9%	0.1%	to	0.6%

1	All bonds designated as FVPL have matured prior to the reporting date.